INCOME TAX (Details 1) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	$ 10,052,627	$ 8,828,453	$ 7,634,494
Deferred income tax (benefit) expense	(1,955,829)	1,523,865	(1,190,527)
Effective income tax expense	$ 8,096,798	$ 10,352,318	$ 6,443,967